EMPLOYEE RETIREMENT BENEFIT (Details) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Compensation and Retirement Disclosure [Abstract]
Employee benefit contributions	$ 107,970	$ 52,374